LONG-TERM INVESTMENTS, NET - Schedule of equity method investments - Parenthetical (Details) $ in Thousands, ¥ in Millions	1 Months Ended		6 Months Ended
	Apr. 30, 2024 USD ($)	Feb. 29, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 22, 2017 CNY (¥)
LONG-TERM INVESTMENTS, NET
Equity Method Investments						$ 3,848
Total disposal of gain			$ 23,647	$ 0
Unicom AirNet
LONG-TERM INVESTMENTS, NET
Ownership percentage							33.67%
Equity Method Investments					$ 3,700		¥ 117.9
Gain (loss) on investment			$ 73	$ (692)
Equity method investment, disposal percentage		33.67%
Aggregate consideration amount		$ 197,000
Total disposal of gain	$ 23,647